Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Summary of company stock activities
The Company’s stock option activity for the year ended December 31, 2012 is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	281,725	$18.27
Cancelled	(15,375)	$18.27
Exercised	(266,350)	$18.27
Outstanding at December 31, 2012	—	$—	0	$—
Vested and exercisable at December 31, 2012	—	$—	0	$—

Summary of company stock award
A summary of the status of the Company’s stock awards as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	289,290	$16.09
Granted	295,465	$19.09
Vested	(228,415)	$18.48
Forfeited	(9,480)	$16.64
Nonvested at December 31, 2012	346,860	$17.06